UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5785

MFS INVESTMENT GRADE MUNICIPAL TRUST

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: November 30

Date of reporting period: August 31, 2018

ITEM 1.	SCHEDULE OF INVESTMENTS.

Quarterly Report
August 31, 2018
MFS®  Investment Grade Municipal Trust

Portfolio of Investments
8/31/18 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by jurisdiction.
Issuer	Shares/Par	Value ($)
Municipal Bonds - 155.6%
Alabama - 1.0%
Birmingham, AL, Special Care Facilities Financing Authority Rev. (Methodist Home for the Aging), 5.25%, 6/01/2025	$70,000	$ 76,459
Cullman County, AL, Health Care Authority (Cullman Regional Medical Center), “A”, 6.75%, 2/01/2029	355,000	359,132
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/2026	95,000	70,700
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/2029	135,000	82,009
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/2034	190,000	80,514
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/2035	365,000	144,697
Pell City, AL, Special Care Facilities, Financing Authority Rev. (Noland Health Services, Inc.), 5%, 12/01/2039	140,000	150,728
		$ 964,239
Arizona - 1.7%
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Great Hearts Academies Project), “A”, 5%, 7/01/2036	$60,000	$ 63,659
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Great Hearts Academies Project), “A”, 5%, 7/01/2041	45,000	47,441
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Great Hearts Academies Project), “A”, 5%, 7/01/2046	80,000	84,107
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Legacy Traditional Schools Project), 5%, 7/01/2035	70,000	72,157
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Legacy Traditional Schools Project), 5%, 7/01/2045	80,000	81,756
Pima County, AZ, Industrial Development Authority Education Facility Rev. (American Leadership Academy Project), 5%, 6/15/2047	165,000	166,455
Pima County, AZ, Industrial Development Authority Education Facility Rev. (American Leadership Academy Project), 5%, 6/15/2052	145,000	145,782
Salt Verde Financial Corp., AZ, Senior Gas Rev., 5%, 12/01/2032	795,000	932,670
		$ 1,594,027
Arkansas - 0.2%
Arkansas Development Finance Authority Hospital Rev. (Washington Regional Medical Center), “A”, 5%, 2/01/2035	$30,000	$ 32,597
Arkansas Development Finance Authority Hospital Rev. (Washington Regional Medical Center), “C”, 5%, 2/01/2033	50,000	54,628
Pulaski County, AR, Public Facilities Board Healthcare Rev. (Baptist Health), 5%, 12/01/2042	120,000	130,636
		$ 217,861
California - 14.4%
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 8/01/2031	$130,000	$ 87,515
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 8/01/2032	235,000	152,167
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 8/01/2033	470,000	290,671
California Department of Water Resources, Center Valley Project Rev., “AJ”, 5%, 12/01/2035 (Prerefunded 12/01/2021)	1,000,000	1,106,210
California Educational Facilities Authority Rev. (California Lutheran University), 5.75%, 10/01/2038	350,000	351,088
California Educational Facilities Authority Rev. (Chapman University), 5%, 4/01/2031	135,000	144,716
California Educational Facilities Authority Rev. (University of San Francisco), 6.125%, 10/01/2036 (Prerefunded 10/01/2021)	35,000	39,594
California Educational Facilities Authority Rev. (University of San Francisco), 6.125%, 10/01/2036	40,000	44,943
California Health Facilities Financing Authority Rev. (St. Joseph Health System), “A”, 5.75%, 7/01/2039	195,000	201,612
California Health Facilities Financing Authority Rev. (Sutter Health), “B”, 5.875%, 8/15/2031 (Prerefunded 8/15/2020)	535,000	579,683
California Municipal Finance Authority Rev. (University of La Verne), “A”, 6.25%, 6/01/2040 (Prerefunded 6/01/2020)	70,000	75,608
California Public Works Board Lease Rev. (Various Capital Projects), “I”, 5%, 11/01/2038	1,220,000	1,368,523
California Public Works Board Lease Rev., Department of Corrections and Rehabilitation (Various Correctional Facilities), “A”, 5%, 9/01/2033	1,135,000	1,292,595
California School Finance Authority, School Facility Rev. (Alliance for College-Ready Public Schools Projects), “A”, 5%, 7/01/2030	40,000	43,713
California School Finance Authority, School Facility Rev. (Alliance for College-Ready Public Schools Projects), “A”, 5%, 7/01/2045	100,000	106,528
California State University Rev., “A”, 5%, 11/01/2037	805,000	873,328
California Statewide Communities Development Authority Environmental Facilities Rev. (Microgy Holdings Project), 9%, 12/01/2038 (a)(d)	25,246	0
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5.25%, 12/01/2034	85,000	93,168
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5.25%, 12/01/2044	245,000	265,401
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5%, 12/01/2046	120,000	129,070
Chula Vista, CA, Industrial Development Rev. (San Diego Gas & Electric Co.), “E”, 5.875%, 1/01/2034	195,000	200,844
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A”, 3.5%, 6/01/2036	115,000	115,412
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A”, 5%, 6/01/2047	100,000	102,700

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
California - continued
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A”, 5%, 6/01/2030	$85,000	$ 94,197
La Verne, CA, COP (Brethren Hillcrest Homes), 5%, 5/15/2036	50,000	52,359
Los Angeles County, CA, Redevelopment Refunding Authority Tax Allocation Rev. “D”, AGM, 5%, 9/01/2023	210,000	238,596
Los Angeles County, CA, Regional Financing Authority Rev. (Montecedro Inc. Project), “A”, CALHF, 5%, 11/15/2034	35,000	38,654
Los Angeles County, CA, Regional Financing Authority Rev. (Montecedro Inc. Project), “A”, CALHF, 5%, 11/15/2044	65,000	71,295
Los Angeles, CA, Unified School District, “D”, 5%, 1/01/2034	95,000	97,571
Mount San Antonio, CA, Community College District Rev. (Election of 2008), Convertible Capital Appreciation, “A”, 0% to 8/01/2023, 5.875% to 8/01/2028	140,000	135,710
Mount San Antonio, CA, Community College District Rev. (Election of 2008), Convertible Capital Appreciation, “A”, 0% to 8/01/2028, 6.25% to 8/01/2043	355,000	293,486
Palomar Pomerado Health Care District, CA, COP, 6.75%, 11/01/2039 (Prerefunded 11/01/2019)	245,000	259,761
Riverside County, CA, Transportation Commission Sales Tax Rev. (Limited Tax), “A”, 5.25%, 6/01/2039 (Prerefunded 6/01/2023)	345,000	399,165
San Diego County, CA, Regional Airport Authority Rev., “A”, 5%, 7/01/2040	835,000	880,658
San Francisco, CA, City & County Airports Commission, International Airport Rev., “D”, 5%, 5/01/2025 (Prerefunded 5/03/2021)	285,000	310,063
San Francisco, CA, City & County Airports Commission, International Airport Rev., Unrefunded Balance, “D”, 5%, 5/01/2025	715,000	774,638
San Francisco, CA, City & County Redevelopment Successor Agency, Tax Allocation (Mission Bay South Redevelopment Project), “A”, 5%, 8/01/2043	25,000	27,616
San Jose, CA, Airport Rev., “A-2”, 5.25%, 3/01/2034	710,000	765,032
State of California, 5.25%, 10/01/2028	270,000	298,312
State of California, 5.25%, 9/01/2030	645,000	708,874
Upland, CA, COP (San Antonio Community Hospital), 6.5%, 1/01/2041 (Prerefunded 1/01/2021)	85,000	94,414
West Contra Costa, CA, Unified School District, “B”, NATL, 6%, 8/01/2024	220,000	244,831
Whittier, CA, Health Facility Rev. (PIH Health), 5%, 6/01/2044	125,000	135,070
		$ 13,585,391
Colorado - 3.0%
Colorado Educational & Cultural Facilities Authority Rev. (Montessori Charter School Project), 5%, 7/15/2037	$40,000	$ 42,774
Colorado Educational & Cultural Facilities Authority Rev. (The Classical Academy Project), “A”, 5%, 12/01/2038	75,000	81,165
Colorado Educational & Cultural Facilities Authority Rev. (Twin Peaks Charter Academy Project), 5%, 11/15/2031	145,000	158,362
Colorado Health Facilities Authority Rev. (Covenant Retirement Communities, Inc. Project), “A”, 5%, 12/01/2035	150,000	161,992
Colorado Health Facilities Authority Rev. (Evangelical Lutheran Good Samaritan Society), 5.625%, 6/01/2043	90,000	98,650
Colorado Health Facilities Authority Rev. (SCL Health System), “A”, 5%, 1/01/2044	380,000	412,437
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6.5%, 1/15/2030	560,000	593,415
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 1/15/2034	480,000	501,682
Denver, CO, Convention Center Hotel Authority Rev., 5%, 12/01/2035	70,000	77,087
Denver, CO, Convention Center Hotel Authority Rev., 5%, 12/01/2040	120,000	130,452
Denver, CO, Health & Hospital Authority Rev., “A”, 5.25%, 12/01/2045	95,000	101,390
Park Creek Metropolitan District, CO, Senior Limited Property Tax Supported Rev., “A”, NATL, 5%, 12/01/2045	405,000	447,071
		$ 2,806,477
Connecticut - 1.1%
Mohegan Tribal Finance Authority, CT, Economic Development Bonds, 7%, 2/01/2045 (n)	$175,000	$ 179,433
State of Connecticut, Special Tax Obligation Rev., “A”, 5%, 12/01/2029	405,000	433,297
State of Connecticut, Special Tax Obligation Rev., “A”, 5%, 12/01/2030	385,000	411,654
		$ 1,024,384
District of Columbia - 1.8%
District of Columbia Rev. (Georgetown University), BHAC, 5%, 4/01/2040	$1,430,000	$ 1,514,470
District of Columbia Rev. (Kipp, D.C. Charter School),“A”, 6%, 7/01/2033 (Prerefunded 7/01/2023)	40,000	47,097
District of Columbia Rev. (Kipp, D.C. Charter School),“A”, 6%, 7/01/2043 (Prerefunded 7/01/2023)	105,000	123,630
		$ 1,685,197
Florida - 4.6%
Bellalago, FL, Educational Facilities Benefit District (Osceola County) Capital Improvement Refunding Rev., 4.375%, 5/01/2030	$80,000	$ 83,686
Bellalago, FL, Educational Facilities Benefit District (Osceola County) Capital Improvement Refunding Rev., 4.5%, 5/01/2033	35,000	36,707
Bellalago, FL, Educational Facilities Benefit District (Osceola County) Capital Improvement Refunding Rev., 4.6%, 5/01/2034	60,000	63,200
Collier County, FL, Educational Facilities Authority Rev. (Ave Maria University, Inc. Project), “A”, 6.125%, 6/01/2043	440,000	474,060

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Florida - continued
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/2029	$105,000	$ 117,112
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/2030	105,000	116,706
Florida Higher Educational Facilities Financing Authority Rev. (Jacksonville University Project), “A”, 5%, 6/01/2048	100,000	105,433
Miami-Dade County, FL, Health Facilities Authority Hospital Rev., 6.125%, 8/01/2042 (Prerefunded 8/01/2020)	145,000	156,295
Miami-Dade County, FL, Health Facilities Authority Hospital Rev., Unrefunded Balance, 6.125%, 8/01/2042	50,000	53,487
Miami-Dade County, FL, Special Obligation, “B”, 5%, 10/01/2035	180,000	196,006
Mid-Bay Bridge Authority, FL, Springing Lien Rev., “A”, 7.25%, 10/01/2040 (Prerefunded 10/01/2021)	175,000	201,901
North Broward, FL, Hospital District Rev. (Broward Health), “B”, 5%, 1/01/2042	275,000	294,880
South Lake County, FL, Hospital District Rev. (South Lake Hospital), “A”, 6%, 4/01/2029	105,000	107,018
South Lake County, FL, Hospital District Rev. (South Lake Hospital), “A”, 6.25%, 4/01/2039	155,000	158,109
St. John's County, FL, Industrial Development Authority Rev. (Presbyterian Retirement), “A”, 6%, 8/01/2045 (Prerefunded 8/01/2020)	400,000	431,012
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5%, 7/01/2026	20,000	22,182
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5%, 7/01/2029	20,000	21,871
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5.125%, 7/01/2034	40,000	43,230
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5.25%, 7/01/2044	120,000	129,265
Tampa, FL (University of Tampa Project), 5%, 4/01/2040	85,000	93,263
Tampa, FL, Sports Authority Rev. (Tampa Bay Arena), NATL, 5.75%, 10/01/2025	1,000,000	1,128,770
Westridge, FL, Community Development District, Capital Improvement Rev., 5.8%, 5/01/2037 (a)(d)	480,000	307,200
		$ 4,341,393
Georgia - 3.1%
Americus and Sumter County, GA, Hospital Authority Rev. (Magnolia Manor Obligated Group), “A”, 6.25%, 5/15/2033	$75,000	$ 81,750
Americus and Sumter County, GA, Hospital Authority Rev. (Magnolia Manor Obligated Group), “A”, 6.375%, 5/15/2043	75,000	81,713
Atlanta, GA, Water & Wastewater Rev., “A”, 6%, 11/01/2022 (Prerefunded 11/01/2019)	290,000	304,338
Clayton County, GA, Development Authority Special Facilities Rev. (Delta Airlines, Inc.), “A”, 8.75%, 6/01/2029	125,000	137,844
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 10/01/2028	125,000	137,006
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 10/01/2029	120,000	131,375
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 10/01/2030	75,000	82,039
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 10/01/2041	340,000	369,580
Fulton County, GA, Water & Sewer Rev., 5%, 1/01/2027	215,000	229,912
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5%, 3/15/2022	525,000	572,575
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5.5%, 9/15/2026	120,000	141,260
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5.5%, 9/15/2028	250,000	297,100
Hall County and Gainesville, GA, Hospital Authority Rev. (Northeast Georgia Health System, Inc.), “A”, 5.5%, 8/15/2054	320,000	365,549
		$ 2,932,041
Guam - 0.0%
Guam Government Business Privilege Tax Rev., “A”, 5.25%, 1/01/2036	$40,000	$ 42,278
Hawaii - 1.0%
Hawaii Department of Budget & Finance, Special Purpose Rev. (15 Craigside Project), “A”, 9%, 11/15/2044 (Prerefunded 11/15/2019)	$115,000	$ 124,794
Hawaii Department of Budget & Finance, Special Purpose Rev. (Hawaiian Electric Co. & Subsidiary), 6.5%, 7/01/2039	410,000	424,477
State of Hawaii, “DZ”, 5%, 12/01/2031 (Prerefunded 12/01/2021)	110,000	120,805
State of Hawaii, “DZ”, 5%, 12/01/2031 (Prerefunded 12/01/2021)	70,000	76,876
State of Hawaii, Highway Rev., “A”, 5%, 1/01/2031	120,000	130,423
State of Hawaii, Highway Rev., “A”, 5%, 1/01/2032	80,000	86,895
		$ 964,270
Illinois - 15.8%
Bolingbrook, IL, Sales Tax Rev., 6.25%, 1/01/2024	$180,000	$ 178,022
Chicago, IL (Modern Schools Across Chicago Program), “D”, AAC, 5%, 12/01/2022	230,000	230,724
Chicago, IL (Modern Schools Across Chicago Program), “G”, AAC, 5%, 12/01/2023	45,000	45,142
Chicago, IL (Modern Schools Across Chicago Program), “H”, AAC, 5%, 12/01/2021	85,000	85,269

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Illinois - continued
Chicago, IL, “A”, 5.25%, 1/01/2028	$25,000	$ 26,780
Chicago, IL, “A”, 5%, 1/01/2036	85,000	88,250
Chicago, IL, “A”, AGM, 5%, 1/01/2028 (Prerefunded 1/01/2020)	360,000	371,477
Chicago, IL, “A”, AGM, 4.75%, 1/01/2030	20,000	20,064
Chicago, IL, “A”, AGM, 5%, 1/01/2037	250,000	251,670
Chicago, IL, “C”, NATL, 5%, 1/01/2029	250,000	250,610
Chicago, IL, “D”, 5.5%, 1/01/2033	70,000	75,566
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “B-1”, NATL, 0%, 12/01/2019	50,000	48,520
Chicago, IL, Board of Education, “C”, AGM, 5%, 12/01/2032	685,000	689,911
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5%, 4/01/2046	100,000	107,269
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 6%, 4/01/2046	420,000	490,228
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, AGM, 5%, 12/01/2029	100,000	113,177
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “H”, 5%, 12/01/2046	180,000	184,133
Chicago, IL, General Obligation, “A”, 6%, 1/01/2038	215,000	243,219
Chicago, IL, Greater Chicago Metropolitan Water Reclamation District, “C”, 5%, 12/01/2029	855,000	920,245
Chicago, IL, O'Hare International Airport Rev., Customer Facility Charge, AGM, 5.25%, 1/01/2032	70,000	77,353
Chicago, IL, O'Hare International Airport Rev., Customer Facility Charge, AGM, 5.25%, 1/01/2033	35,000	38,662
Chicago, IL, O'Hare International Airport Rev., Customer Facility Charge, AGM, 5.5%, 1/01/2043	145,000	161,515
Chicago, IL, O'Hare International Airport Rev., Third Lien, “A”, 5.625%, 1/01/2035 (Prerefunded 1/01/2021)	525,000	569,704
Chicago, IL, O'Hare International Airport Rev., Third Lien, “A”, 5.625%, 1/01/2035	125,000	134,430
Chicago, IL, Transit Authority Sales Tax Receipts Rev., 5.25%, 12/01/2029	155,000	166,574
Chicago, IL, Transit Authority Sales Tax Receipts Rev., 5.25%, 12/01/2030	310,000	332,751
Chicago, IL, Transit Authority Sales Tax Receipts Rev., 5.25%, 12/01/2031	60,000	64,326
Chicago, IL, Transit Authority Sales Tax Receipts Rev., 5.25%, 12/01/2040	410,000	435,904
Cook County, IL, Community College District 508 (City Colleges), BAM, 5%, 12/01/2047	455,000	489,466
Illinois Finance Authority Rev. (Edward-Elmhurst Healthcare), “A”, 5%, 1/01/2034	145,000	157,415
Illinois Finance Authority Rev. (Edward-Elmhurst Healthcare), “A”, 5%, 1/01/2035	145,000	156,984
Illinois Finance Authority Rev. (Franciscan Communities, Inc.), “A”, 4.75%, 5/15/2033	160,000	162,885
Illinois Finance Authority Rev. (Franciscan Communities, Inc.), “A”, 5.125%, 5/15/2043	125,000	129,226
Illinois Finance Authority Rev. (Presence Health Network), “A”, 7.75%, 8/15/2034 (Prerefunded 8/15/2019)	395,000	417,136
Illinois Finance Authority Rev. (Presence Health Network), “C”, 5%, 2/15/2036	85,000	96,309
Illinois Finance Authority Rev. (Presence Health Network), “C”, 5%, 2/15/2041	120,000	135,302
Illinois Finance Authority Rev. (Rehabilitation Institute of Chicago), “A”, 6%, 7/01/2043	565,000	623,455
Illinois Finance Authority Rev. (Resurrection Health Care Corp.), 6.125%, 5/15/2025 (Prerefunded 5/15/2019)	430,000	443,128
Illinois Finance Authority Rev. (Roosevelt University Project), 6.25%, 4/01/2029	545,000	560,968
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 6.875%, 8/15/2038 (Prerefunded 8/15/2019)	395,000	413,913
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), “C”, 5%, 8/15/2035	315,000	341,476
Illinois Finance Authority Rev. (University of Chicago), “A”, 5%, 10/01/2035	1,000,000	1,133,390
Illinois Finance Authority Student Housing Rev. (Northern Illinois University Project), 6.625%, 10/01/2031	390,000	419,539
Illinois Railsplitter Tobacco Settlement Authority Rev., 5.5%, 6/01/2023 (Prerefunded 6/01/2021)	150,000	164,467
Illinois Railsplitter Tobacco Settlement Authority Rev., 6%, 6/01/2028 (Prerefunded 6/01/2021)	1,145,000	1,270,641
Lincolnshire, IL, Special Service Area No. 1 (Sedgebrook Project), 6.25%, 3/01/2034	164,000	164,289
Romeoville, IL, Rev. (Lewis University Project), “A”, 5%, 10/01/2042	130,000	137,060
Romeoville, IL, Rev. (Lewis University Project), “B”, 5%, 10/01/2039	60,000	63,400
Romeoville, IL, Rev. (Lewis University Project), “B”, 4.125%, 10/01/2041	45,000	44,569
Romeoville, IL, Rev. (Lewis University Project), “B”, 4.125%, 10/01/2046	50,000	48,422
State of Illinois, 5%, 6/01/2020	190,000	197,302
State of Illinois, 5%, 11/01/2027	330,000	352,206
State of Illinois, AGM, 5%, 2/01/2027	95,000	103,670
State of Illinois, “D”, 5%, 11/01/2028	335,000	355,964
		$ 14,984,077
Indiana - 3.4%
Indiana Finance Authority Health Facilities Rev. (Baptist Healthcare System Obligated Group), 5%, 8/15/2051	$190,000	$ 202,985
Indiana Finance Authority Rev. (Marquette Project), “A”, 5%, 3/01/2030	40,000	43,023
Indiana Finance Authority Rev. (Marquette Project), “A”, 5%, 3/01/2039	100,000	105,841

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Indiana - continued
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/2040	$350,000	$ 373,093
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/2044	365,000	387,918
Indiana Finance Authority Rev. (State Revolving Fund Program), “A”, 5%, 2/01/2029 (Prerefunded 2/01/2022)	1,000,000	1,099,660
Lake County, IN, Hammond Multi-School Building Corp., 5%, 7/15/2032	25,000	28,549
Lake County, IN, Hammond Multi-School Building Corp., 5%, 7/15/2033	20,000	22,753
Lake County, IN, Hammond Multi-School Building Corp., 5%, 7/15/2035	25,000	28,333
Lake County, IN, Hammond Multi-School Building Corp., 5%, 7/15/2038	75,000	84,677
Richmond, IN, Hospital Authority Rev. (Reid Hospital & Health Center Services), “A”, 6.625%, 1/01/2039 (Prerefunded 1/01/2019)	525,000	533,547
University of Southern Indiana Rev. (Student Fee), “J”, ASSD GTY, 5.75%, 10/01/2028 (Prerefunded 10/01/2019)	210,000	218,997
Valparaiso, IN, Exempt Facilities Rev. (Pratt Paper LLC Project), 7%, 1/01/2044	110,000	128,657
		$ 3,258,033
Iowa - 0.7%
Iowa Student Loan Liquidity Corp. Rev., “A”, 3.75%, 12/01/2033	$250,000	$ 247,128
Iowa Student Loan Liquidity Corp. Rev., “A-1”, 4.625%, 12/01/2019	75,000	76,772
Iowa Student Loan Liquidity Corp. Rev., “A-1”, 4.875%, 12/01/2020	15,000	15,508
Iowa Student Loan Liquidity Corp. Rev., “A-2”, 5.5%, 12/01/2025	65,000	67,468
Iowa Student Loan Liquidity Corp. Rev., “A-2”, 5.6%, 12/01/2026	70,000	72,616
Iowa Student Loan Liquidity Corp. Rev., “A-2”, 5.7%, 12/01/2027	10,000	10,370
Iowa Student Loan Liquidity Corp. Rev., “A-2”, 5.75%, 12/01/2028	125,000	129,626
		$ 619,488
Kansas - 0.8%
Coffeyville, KS, Electric Utility System Rev., “B”, NATL, 5%, 6/01/2038	$300,000	$ 323,985
Coffeyville, KS, Electric Utility System Rev., “B”, NATL, 5%, 6/01/2042	100,000	107,747
Hutchinson, KS, Hospital Facilities Rev. (Hutchinson Regional Medical Center, Inc.), 5%, 12/01/2036	45,000	47,837
Hutchinson, KS, Hospital Facilities Rev. (Hutchinson Regional Medical Center, Inc.), 5%, 12/01/2041	45,000	47,418
Wyandotte County, KS, Unified Government Community Improvement District Sales Tax Rev. (Legends Apartments Garage & West Lawn Project), 4.5%, 6/01/2040	20,000	20,218
Wyandotte County/Kansas City, KS, Unified Government Utility System Improvement Rev., “A”, 5%, 9/01/2044	195,000	215,333
		$ 762,538
Kentucky - 2.4%
Commonwealth of Kentucky State Property & Buildings Commission Rev. (Project No. 119), BAM, 5%, 5/01/2032	$35,000	$ 39,822
Commonwealth of Kentucky State Property & Buildings Commission Rev. (Project No. 119), BAM, 5%, 5/01/2033	35,000	39,667
Commonwealth of Kentucky State Property & Buildings Commission Rev. (Project No. 119), BAM, 5%, 5/01/2034	40,000	45,193
Kentucky Economic Development Finance Authority Hospital Rev. (Baptist Healthcare System), “B”, 5%, 8/15/2037	35,000	37,801
Kentucky Economic Development Finance Authority Hospital Rev. (Baptist Healthcare System), “B”, 5%, 8/15/2041	230,000	247,146
Kentucky Economic Development Finance Authority Hospital Rev. (Baptist Healthcare System), “B”, 5%, 8/15/2046	135,000	144,750
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Medical Health System, Inc.), “A”, 6.375%, 6/01/2040 (Prerefunded 6/01/2020)	440,000	473,902
Kentucky Turnpike Authority, Economic Development Rev., “A”, 5%, 7/01/2030	1,000,000	1,076,750
University of Kentucky, General Receipts, “A”, 5%, 4/01/2036	110,000	123,429
		$ 2,228,460
Louisiana - 2.6%
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.25%, 7/01/2031	$470,000	$ 489,637
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (St. James Place of Baton Rouge Project), “A”, 6.25%, 11/15/2045	240,000	265,085
Louisiana Public Facilities Authority Hospital Rev. (Lake Charles Memorial Hospital), 6.375%, 12/01/2034	290,000	302,052
Louisiana Public Facilities Authority Rev. (Loyola University Project), Convertible Capital Appreciation, 0% to 10/01/2023, 5.25% to 10/01/2046	345,000	300,088
New Orleans, LA, Aviation Board Gulf Opportunity Zone CFC Rev. (Consolidated Rental Car), “A”, 6.25%, 1/01/2030	185,000	187,431
New Orleans, LA, Sewerage Service Rev., 5%, 12/01/2040	65,000	71,445
New Orleans, LA, Sewerage Service Rev., 5%, 6/01/2045	185,000	202,335
New Orleans, LA, Sewerage Service Rev., 5%, 12/01/2045	85,000	93,144

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Louisiana - continued
St. Charles Parish, LA, Gulf Zone Opportunity Zone Rev. (Valero Energy Corp.), 4%, 12/01/2040 (Put Date 6/01/2022)	$480,000	$ 505,531
		$ 2,416,748
Maryland - 1.5%
Baltimore, MD, Convention Center Hotel Rev., 5%, 9/01/2039	$100,000	$ 110,105
Baltimore, MD, Convention Center Hotel Rev., 5%, 9/01/2042	90,000	98,661
Baltimore, MD, Convention Center Hotel Rev., 5%, 9/01/2046	145,000	158,491
Maryland Economic Development Corp., Subordinate Parking Facilities Rev. (Baltimore City Project), “C”, 4%, 6/01/2038	10,000	9,955
Maryland Economic Development Corp., Subordinate Parking Facilities Rev. (Baltimore City Project), “C”, 4%, 6/01/2048	20,000	19,489
Maryland Economic Development Corp., Subordinate Parking Facilities Rev. (Baltimore City Project), “C”, 4%, 6/01/2058	75,000	72,391
Maryland Health & Higher Educational Facilities Authority Rev. (Anne Arundel Health System, Inc.), “A”, 6.75%, 7/01/2039 (Prerefunded 7/01/2019)	175,000	182,164
Maryland Health & Higher Educational Facilities Authority Rev. (Charlestown Community), 6.25%, 1/01/2041 (Prerefunded 1/01/2021)	190,000	208,409
Maryland Health & Higher Educational Facilities Authority Rev. (Doctors Community Hospital), “A”, 5%, 7/01/2033	100,000	109,389
Maryland Health & Higher Educational Facilities Authority Rev. (Doctors Community Hospital), “A”, 5%, 7/01/2034	65,000	70,899
Maryland Health & Higher Educational Facilities Authority Rev. (Doctors Community Hospital), “A”, 5%, 7/01/2038	280,000	303,007
Rockville, MD, Mayor & Council Economic Development Refunding Rev. (Ingleside at King Farm Project), “A-1”, 5%, 11/01/2037	10,000	10,839
Rockville, MD, Mayor & Council Economic Development Rev. (Ingleside at King Farm Project), “B”, 5%, 11/01/2042	15,000	16,211
Rockville, MD, Mayor & Council Economic Development Rev. (Ingleside at King Farm Project), “B”, 5%, 11/01/2047	15,000	16,152
		$ 1,386,162
Massachusetts - 20.6%
Boston, MA, Metropolitan Transit Parking Corp., Systemwide Parking Rev., 5.25%, 7/01/2036	$285,000	$ 307,837
Commonwealth of Massachusetts Transportation Fund Rev. (Accelerated Bridge Program), “A”, 5%, 6/01/2038 (Prerefunded 6/01/2021)	1,000,000	1,084,560
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A-1”, 5.25%, 7/01/2029	350,000	434,745
Massachusetts College Building Authority Rev., “A”, 5%, 5/01/2031	190,000	212,521
Massachusetts Development Finance Agency Rev. (Milford Regional Medical Center), “F”, 5.75%, 7/15/2043	40,000	43,062
Massachusetts Development Finance Agency Rev. (Newbridge On The Charles, Inc.), 5%, 10/01/2057	100,000	105,980
Massachusetts Development Finance Agency Rev. (North Hill Communities), “A”, 6.5%, 11/15/2043 (Prerefunded 11/15/2023)	100,000	121,103
Massachusetts Development Finance Agency Rev. (Suffolk University), 5%, 7/01/2033	35,000	38,898
Massachusetts Development Finance Agency Rev. (Suffolk University), 5%, 7/01/2034	30,000	33,245
Massachusetts Development Finance Agency Rev. (Suffolk University), 5%, 7/01/2035	25,000	27,624
Massachusetts Development Finance Agency Rev. (UMass Memorial Health Care Obligated Group), “I”, 5%, 7/01/2036	120,000	131,788
Massachusetts Development Finance Agency Rev. (UMass Memorial Health Care Obligated Group), “K”, 5%, 7/01/2038	80,000	87,507
Massachusetts Development Finance Agency Rev. (Williams College), “P”, 5%, 7/01/2043	1,000,000	1,110,470
Massachusetts Development Finance Agency, Resource Recovery Rev. (Covanta Energy Project), “A”, 4.875%, 11/01/2027	205,000	205,143
Massachusetts Development Finance Agency, Solid Waste Disposal Rev. (Dominion Energy Brayton), 5.75%, 12/01/2042 (Prerefunded 5/01/2019)	70,000	71,894
Massachusetts Educational Financing Authority, Education Loan Rev, “A”, 4.25%, 1/01/2030	80,000	82,366
Massachusetts Educational Financing Authority, Education Loan Rev, “A”, 4.25%, 1/01/2031	55,000	56,408
Massachusetts Educational Financing Authority, Education Loan Rev., “J”, 3.5%, 7/01/2033	105,000	104,156
Massachusetts Educational Financing Authority, Education Loan Rev., “J”, 3.5%, 7/01/2033 (u)	12,905,000	12,801,244
Massachusetts Educational Financing Authority, Education Loan Rev., “K”, 5.25%, 7/01/2029	235,000	250,188
Massachusetts Health & Higher Educational Facilities Authority Refunding Bonds Rev. (Suffolk University) , 6.25%, 7/01/2030 (Prerefunded 7/01/2019)	265,000	274,975
Massachusetts Health & Higher Educational Facilities Authority Refunding Bonds Rev., Unrefunded Balance (Suffolk University), 6.25%, 7/01/2030	150,000	154,705
Massachusetts Port Authority Rev., “A”, 5%, 7/01/2037	35,000	37,574
Massachusetts Port Authority Special Facilities Rev. (ConRAC Project), “A”, 5.125%, 7/01/2041	40,000	42,685
Massachusetts Port Authority Special Facilities Rev. (Delta Air Lines Project, Inc.), “A”, AAC, 5%, 1/01/2027	145,000	146,427
Massachusetts School Building Authority, Dedicated Sales Tax Rev., “B”, 5%, 10/15/2032	720,000	779,609
Massachusetts Water Resources Authority, “B”, AGM, 5.25%, 8/01/2029	600,000	748,188
		$ 19,494,902

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Michigan - 4.9%
Detroit, MI, Water & Sewerage Department, Senior Lien Sewage Disposal System Rev., “A”, 5.25%, 7/01/2039	$460,000	$ 498,304
Detroit, MI, Water Supply System Rev., Senior Lien, “A”, 5%, 7/01/2036	25,000	26,342
Detroit, MI, Water Supply System Rev., Senior Lien, “C”, 5%, 7/01/2041	30,000	31,528
Eastern Michigan University Board of Regents, General Rev., “A”, 4%, 3/01/2047	430,000	427,824
Michigan Finance Authority (City of Detroit Financial Recovery Income Tax Rev.), “F”, 3.875%, 10/01/2023	50,000	51,972
Michigan Finance Authority (City of Detroit Financial Recovery Income Tax Rev.), “F”, 4%, 10/01/2024	65,000	68,067
Michigan Finance Authority Hospital Rev. (Henry Ford Health System), 3.25%, 11/15/2042	570,000	496,071
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), “C”, 5%, 7/01/2033	65,000	71,282
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), “C”, 5%, 7/01/2034	150,000	164,115
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), “C”, 5%, 7/01/2035	100,000	109,155
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Senior Lien Local Project), “C-1”, 5%, 7/01/2044	175,000	187,871
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Second Lien Local Project), “D-2”, 5%, 7/01/2034	65,000	71,117
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department), “C-2”, 5%, 7/01/2044	135,000	143,621
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department), “C-6”, 5%, 7/01/2033	220,000	240,753
Michigan Finance Authority Rev. (Trinity Health Corp.), 5%, 12/01/2035	750,000	809,175
Royal Oak, MI, Hospital Finance Authority Rev. (William Beaumont Hospital), 5%, 9/01/2039	545,000	594,884
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “D”, AGM, 5%, 12/01/2040	570,000	638,930
		$ 4,631,011
Minnesota - 0.0%
Minneapolis & St. Paul, MN, Housing Authority Rev. (City Living), “A-2”, GNMA, 5%, 12/01/2038	$6,354	$ 6,363
Mississippi - 1.1%
Mississippi Business Finance Corp., Pollution Control Rev. (Systems Energy Resources Project), 5.875%, 4/01/2022	$625,000	$ 626,213
Mississippi Development Bank Special Obligation (City of Jackson Water and Sewer System Rev. Bond Project), AGM, 6.875%, 12/01/2040	90,000	108,285
University of Southern Mississippi Educational Building Corp. Rev. (Campus Facilities Project), 5.25%, 9/01/2032 (Prerefunded 9/01/2019)	190,000	196,701
University of Southern Mississippi Educational Building Corp. Rev. (Campus Facilities Project), 5.375%, 9/01/2036 (Prerefunded 9/01/2019)	65,000	67,372
		$ 998,571
Missouri - 0.3%
Missouri Health & Educational Facilities Authority Rev. (A.T. Still University Health Services), 5%, 10/01/2039	$55,000	$ 60,031
Missouri Health & Educational Facilities Authority Rev. (SSM Health Care), “A”, 5%, 6/01/2031	205,000	227,714
		$ 287,745
National - 0.5%
Centerline Capital Group, Inc., FHLMC, 6.3%, 10/31/2052 (Put Date 5/15/2019) (n)	$500,000	$ 514,300
Nebraska - 1.1%
Central Plains Energy Project, NE, Gas Project Rev. (Project No.3), “A”, 5%, 9/01/2036	$105,000	$ 123,118
Central Plains Energy Project, NE, Gas Project Rev. (Project No.3), “A”, 5%, 9/01/2042	210,000	249,803
Douglas County, NE, Educational Facilities Rev. (Creighton University), “A”, 5.875%, 7/01/2040 (Prerefunded 7/01/2020)	645,000	691,653
		$ 1,064,574
Nevada - 1.1%
Las Vegas Valley, NV, Water District, “C”, 5%, 6/01/2029	$755,000	$ 813,377
Reno, NV, Sales Tax Rev. (Retrac-Reno Transportation Rail Access Corridor Project), “B”, AGM, 5%, 6/01/2033	5,000	5,673
Reno, NV, Sales Tax Rev. (Retrac-Reno Transportation Rail Access Corridor Project), “B”, AGM, 5%, 6/01/2038	5,000	5,613
Reno, NV, Sales Tax Rev. (Retrac-Reno Transportation Rail Access Corridor Project), “B”, AGM, 4%, 6/01/2048	20,000	20,200

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Nevada - continued
Reno, NV, Sales Tax Rev. (Retrac-Reno Transportation Rail Access Corridor Project), “B”, AGM, 4.125%, 6/01/2058	$25,000	$ 25,175
Reno, NV, Sales Tax Rev. (Retrac-Reno Transportation Rail Access Corridor Project), Capital Appreciation, “C”, 0%, 7/01/2058	1,500,000	167,040
		$ 1,037,078
New Hampshire - 0.7%
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 10/01/2027 (Prerefunded 10/01/2019)	$445,000	$ 465,483
New Hampshire Health & Education Facilities Authority Rev. (Memorial Hospital), 5.5%, 6/01/2031	100,000	112,728
New Hampshire Health & Education Facilities Authority Rev. (Memorial Hospital), 5.5%, 6/01/2036	105,000	116,791
		$ 695,002
New Jersey - 3.6%
Atlantic City, NJ, Tax Appeal Refunding Bonds (Qualified Pursuant to the Provisions of the Municipal Qualified Bond Act), “B”, AGM, 5%, 3/01/2032	$85,000	$ 95,287
Atlantic City, NJ, Tax Appeal Refunding Bonds (Qualified Pursuant to the Provisions of the Municipal Qualified Bond Act), “B”, AGM, 5%, 3/01/2037	80,000	88,253
New Jersey Building Authority Rev., Unrefunded Balance, “A”, BAM, 5%, 6/15/2029	30,000	33,757
New Jersey Economic Development Authority Rev. (The Goethals Bridge Replacement Project), 5.5%, 1/01/2027	40,000	45,072
New Jersey Economic Development Authority Rev. (The Goethals Bridge Replacement Project), 5%, 1/01/2028	40,000	43,824
New Jersey Economic Development Authority Rev. (The Goethals Bridge Replacement Project), 5.375%, 1/01/2043	225,000	245,540
New Jersey Economic Development Authority Rev. (The Goethals Bridge Replacement Project), AGM, 5%, 1/01/2031	115,000	126,767
New Jersey Economic Development Authority Rev. (The Goethals Bridge Replacement Project), AGM, 5.125%, 1/01/2039	70,000	76,400
New Jersey Economic Development Authority Rev. (The Goethals Bridge Replacement Project), AGM, 5.125%, 7/01/2042	35,000	38,146
New Jersey Economic Development Authority Rev., School Facilities Construction, “DDD”, 5%, 6/15/2034	55,000	60,228
New Jersey Economic Development Authority Rev., School Facilities Construction, “DDD”, 5%, 6/15/2035	40,000	43,677
New Jersey Economic Development Authority Rev., School Facilities Construction, “DDD”, 5%, 6/15/2042	240,000	258,526
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 5.25%, 9/15/2029	260,000	282,261
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), “A”, 5.625%, 11/15/2030	40,000	45,171
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), “B”, 5.625%, 11/15/2030	35,000	39,524
New Jersey Economic Development Authority, State Lease Rev. (Juvenile Justice Commission Facilities Project), “C”, 5%, 6/15/2042	150,000	162,126
New Jersey Educational Facilities Authority Rev. (University of Medicine & Dentistry), “B”, 7.5%, 12/01/2032 (Prerefunded 6/01/2019)	460,000	479,876
New Jersey Health Care Facilities, Financing Authority Rev. (University Hospital), “A”, AGM, 5%, 7/01/2046	360,000	394,103
New Jersey Tobacco Settlement Financing Corp., “A”, 5%, 6/01/2035	550,000	615,153
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Rev., “A”, 5%, 6/15/2029	150,000	167,250
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Rev., “A”, 5%, 6/15/2031	100,000	110,633
		$ 3,451,574
New Mexico - 0.4%
Farmington, NM, Pollution Control Rev. (Public Service New Mexico), “D”, 5.9%, 6/01/2040	$400,000	$ 426,656
New York - 13.7%
Brooklyn, NY, Arena Local Development Corp. (Barclays Center Project), 6%, 7/15/2030 (Prerefunded 1/15/2020)	$200,000	$ 211,852
Build NYC Resource Corp. Rev. (Albert Einstein School of Medicine, Inc.), 5.5%, 9/01/2045	310,000	334,571
Glen Cove, NY, Local Economic Assistance Corp. (Garvies Point Public Improvement Project), Capital Appreciation, “B”, 0%, 1/01/2045	120,000	32,864
Hempstead, NY, Local Development Corp. Rev. (Hofstra University Project), 5%, 7/01/2025	130,000	140,015
Hempstead, NY, Local Development Corp. Rev. (Hofstra University Project), 5%, 7/01/2026	95,000	102,265
Hudson Yards, NY, Infrastructure Corp. Rev., “A”, 5.75%, 2/15/2047	135,000	146,343
Hudson Yards, NY, Infrastructure Corp. Rev., “A”, 5.75%, 2/15/2047 (Prerefunded 2/15/2021)	215,000	235,651
New York Dormitory Authority Rev., Non-State Supported Debt (Bronx-Lebanon Hospital Center), LOC, 6.5%, 8/15/2030 (Prerefunded 2/15/2019)	165,000	168,638
New York Dormitory Authority Rev., Non-State Supported Debt (Bronx-Lebanon Hospital Center), LOC, 6.25%, 2/15/2035 (Prerefunded 2/15/2019)	100,000	102,095
New York Environmental Facilities Corp., State Revolving Funds Rev., “C”, 5%, 5/15/2041	255,000	273,781
New York Liberty Development Corp. Rev. (Goldman Sachs Headquarters), 5.25%, 10/01/2035	1,725,000	2,130,634

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New York - continued
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “2”, 5.375%, 11/15/2040	$215,000	$ 236,644
New York Liberty Development Corp., Liberty Rev. (4 World Trade Center Project), 5%, 11/15/2031	200,000	216,920
New York Liberty Development Corp., Liberty Rev. (One Bryant Park LLC), 6.375%, 7/15/2049	435,000	456,385
New York Liberty Development Corp., Liberty Rev. (World Trade Center Project), 5%, 11/15/2044	500,000	538,290
New York Power Authority Rev., “ A”, 5%, 11/15/2038	1,000,000	1,088,470
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 5%, 1/01/2032	215,000	240,271
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 5%, 1/01/2033	125,000	139,168
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 5%, 1/01/2034	100,000	110,999
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 4%, 1/01/2036	100,000	101,083
New York, NY, Municipal Water Finance Authority, Water & Sewer System Rev., “AA”, 5%, 6/15/2034 (Prerefunded 6/15/2021)	1,610,000	1,749,861
New York, NY, Municipal Water Finance Authority, Water & Sewer Systems Rev., 5%, 6/15/2047 (Prerefunded 6/15/2023)	470,000	535,541
New York, NY, Municipal Water Finance Authority, Water & Sewer Systems Rev., Unrefunded Balancce, 5%, 6/15/2047	530,000	582,528
Niagara County, NY, Industrial Development Agency, Solid Waste Disposal Rev. (Covanta Energy Project), “A”, 5.25%, 11/01/2042	175,000	176,253
Port Authority of NY & NJ, Special Obligation Rev. (JFK International Air Terminal LLC), 6%, 12/01/2036	195,000	212,437
Port Authority of NY & NJ, Special Obligation Rev. (JFK International Air Terminal LLC), 6%, 12/01/2042	225,000	244,912
Triborough Bridge & Tunnel Authority Rev., NY, Capital Appreciation, “A”, 0%, 11/15/2029	1,125,000	777,307
Utility Debt Securitization Authority Restructuring Rev., NY, “E”, 5%, 12/15/2041	1,500,000	1,674,060
		$ 12,959,838
North Carolina - 2.8%
Durham, NC, Durham Housing Authority Rev. (Magnolia Pointe Apartments), 5.65%, 2/01/2038	$342,258	$ 353,091
North Carolina Turnpike Authority, Monroe Connector System State Appropriation Rev., 5%, 7/01/2036	2,000,000	2,153,500
University of North Carolina, Greensboro, Rev., 5%, 4/01/2039	105,000	117,587
		$ 2,624,178
Ohio - 3.5%
Bowling Green, OH, Student Housing Rev. (State University Project), 6%, 6/01/2045 (Prerefunded 6/01/2020)	$285,000	$ 305,648
Butler County, OH, Hospital Facilities Rev. (UC Health), 5.75%, 11/01/2040 (Prerefunded 11/01/2020)	105,000	113,634
Cleveland-Cuyahoga County, OH, Port Authority Development Rev. (Flats East Development Project), “B”, 7%, 5/15/2040	95,000	103,197
Cuyahoga County, OH, Hospital Rev. (The Metrohealth System), 4.75%, 2/15/2047	220,000	223,978
Cuyahoga County, OH, Hospital Rev. (The Metrohealth System), 5.5%, 2/15/2052	50,000	54,803
Cuyahoga County, OH, Hospital Rev. (The Metrohealth System), 5.5%, 2/15/2057	530,000	578,940
Lake County, OH, Hospital Facilities Rev., 6%, 8/15/2043	40,000	40,119
Ohio Tax Exempt Private Activity (Portsmouth Bypass Project), AGM, 5%, 12/31/2035	395,000	432,908
Southeastern Ohio Port Authority, Hospital Facilities Improvement Rev. (Memorial Health System Obligated Group Project), 5.5%, 12/01/2029	10,000	10,918
Southeastern Ohio Port Authority, Hospital Facilities Improvement Rev. (Memorial Health System Obligated Group Project), 5%, 12/01/2035	60,000	62,540
Southeastern Ohio Port Authority, Hospital Facilities Improvement Rev. (Memorial Health System Obligated Group Project), 5%, 12/01/2043	75,000	77,221
Southeastern Ohio Port Authority, Hospital Facilities Improvement Rev. (Memorial Health System Obligated Group Project), 5.5%, 12/01/2043	90,000	95,950
Summit County, OH, Port Authority Building Rev. (Flats East Development Recovery Zone Facility Bonds), 6.875%, 5/15/2040	35,000	37,927
Toledo Lucas County, OH, Authority Port Rev., Facilities (CSX, Inc. Project), 6.45%, 12/15/2021	1,000,000	1,132,630
		$ 3,270,413
Oklahoma - 1.2%
Catoosa, OK, Industrial Authority Sales Tax Rev., 4%, 10/01/2028	$15,000	$ 14,926
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “B”, 5%, 8/15/2029	5,000	5,697
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “B”, 5%, 8/15/2033	35,000	39,220
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “B”, 5%, 8/15/2038	50,000	55,191
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “B”, 5.25%, 8/15/2043	55,000	61,552
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “B”, 5.25%, 8/15/2048	50,000	55,737

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Oklahoma - continued
Tulsa, OK, Airport Improvement Trust Rev., “A”, 5%, 6/01/2045	$55,000	$ 58,722
Tulsa, OK, Industrial Authority Rev. (University of Tulsa), 6%, 10/01/2027	535,000	553,982
Tulsa, OK, Municipal Airport Trust Rev. (American Airlines, Inc.), “B”, 5.5%, 6/01/2035	140,000	149,660
Tulsa, OK, Municipal Airport Trust Rev. (American Airlines, Inc.), “B”, 5.5%, 12/01/2035	170,000	181,730
		$ 1,176,417
Oregon - 0.1%
Forest Grove, OR, Campus Improvement Rev. (Pacific University Project), “A”, 5%, 5/01/2036	$95,000	$ 103,509
Pennsylvania - 8.4%
Allegheny County, PA, Higher Education Building Authority Rev. (Robert Morris University), 5%, 10/15/2037	$10,000	$ 10,876
Allegheny County, PA, Higher Education Building Authority Rev. (Robert Morris University), 5%, 10/15/2047	35,000	37,732
Allegheny County, PA, Hospital Development Authority Rev. (Allegheny Health Network Obligated Group), “A”, 4%, 4/01/2044	600,000	591,468
Clarion County, PA, Industrial Development Authority, Student Housing Rev. (Clarion University Foundation, Inc.), 5%, 7/01/2034	35,000	36,689
Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Rev., 5%, 6/01/2032	70,000	79,278
Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Rev., 5%, 6/01/2033	60,000	67,740
Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Rev., 5%, 6/01/2034	30,000	33,738
Cumberland County, PA, Municipal Authority Rev. (Asbury Atlantic, Inc.), 6%, 1/01/2040	105,000	108,371
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries Project), 6.125%, 1/01/2029 (Prerefunded 1/01/2019)	515,000	522,390
Cumberland County, PA, Municipal Authority Rev., Unrefunded Balance (Diakon Lutheran Social Ministries Project), 6.125%, 1/01/2029	55,000	55,618
Dallas, PA, Municipal Authority, University Rev. (Misericordia University Project), 5%, 5/01/2029	80,000	86,062
East Hempfield Township, PA, Industrial Development Authority Rev. (Student Services, Inc., Student Housing Project at Millersville University of Pennsylvania), 5%, 7/01/2030	25,000	27,147
East Hempfield Township, PA, Industrial Development Authority Rev. (Student Services, Inc., Student Housing Project at Millersville University of Pennsylvania), 5%, 7/01/2035	35,000	37,502
East Hempfield Township, PA, Industrial Development Authority Rev. (Student Services, Inc., Student Housing Project at Millersville University of Pennsylvania), 5%, 7/01/2039	35,000	37,117
East Hempfield Township, PA, Industrial Development Authority Rev. (Student Services, Inc., Student Housing Project at Millersville University of Pennsylvania), 5%, 7/01/2046	20,000	21,135
Lehigh County, PA, Water and Sewer Authority Rev. (Allentown Concession), “A”, 5%, 12/01/2043	900,000	982,512
Lehigh County, PA, Water and Sewer Authority Rev. (Allentown Concession), Capital Appreciation, “B”, 0%, 12/01/2036	940,000	445,983
Luzerne County, PA, “A”, AGM, 5%, 11/15/2029	145,000	163,035
Montgomery County, PA, Industrial Development Authority Rev. (Albert Einstein Healthcare Network Issue), “A”, 5.25%, 1/15/2036	655,000	702,068
Montgomery County, PA, Industrial Development Authority Rev. (Whitemarsh Continuing Care Retirement Community Project), 5.375%, 1/01/2050	90,000	90,880
Pennsylvania Economic Development Financing Authority, Sewer Sludge Disposal Rev. (Philadelphia Biosolids Facility), 6.25%, 1/01/2032	260,000	270,894
Pennsylvania Higher Educational Facilities Authority Rev. (East Stroudsburg University), 5%, 7/01/2042	200,000	204,780
Pennsylvania Higher Educational Facilities Authority Rev. (Edinboro University Foundation), 5.8%, 7/01/2030 (Prerefunded 7/01/2020)	65,000	69,553
Pennsylvania Higher Educational Facilities Authority Rev. (Shippensburg University Student Services), 6.25%, 10/01/2043	110,000	119,584
Pennsylvania Higher Educational Facilities Authority Rev. (Shippensburg University Student Services), 5%, 10/01/2044	115,000	119,192
Philadelphia, PA, Authority for Industrial Development Rev. (Philadelphia Performing Arts Charter School Project), 6.5%, 6/15/2033	180,000	187,949
Philadelphia, PA, Authority for Industrial Development Rev. (Philadelphia Performing Arts Charter School Project), 6.75%, 6/15/2043	140,000	146,140
Philadelphia, PA, Authority for Industrial Development Rev. (Tacony Academy Charter School Project), “A-1”, 7%, 6/15/2043	100,000	109,195
Philadelphia, PA, Authority for Industrial Development Rev. (Thomas Jefferson University), “A”, 5%, 9/01/2035	65,000	72,816
Philadelphia, PA, Authority for Industrial Development Rev. (Thomas Jefferson University), “A”, 5%, 9/01/2042	645,000	714,022
Philadelphia, PA, Municipal Authority Rev., 6.5%, 4/01/2034	105,000	107,942
Philadelphia, PA, Water & Wastewater Rev., “A”, 5%, 1/01/2036	1,000,000	1,059,050
Pittsburgh, PA, Urban Redevelopment Authority Rev., “C”, GNMA, 4.8%, 4/01/2028	370,000	371,055
State Public School Building Authority, PA, School Lease Rev. (The School District of Philadelphia Project), 5%, 4/01/2028	140,000	149,170
West Shore, PA, Area Authority Rev. (Messiah Village Project) “A”, 5%, 7/01/2030	30,000	32,181

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - continued
West Shore, PA, Area Authority Rev. (Messiah Village Project) “A”, 5%, 7/01/2035	$35,000	$ 37,091
		$ 7,907,955
Puerto Rico - 10.0%
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, ASSD GTY, 5%, 7/01/2028	$150,000	$ 155,761
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “CC”, AGM, 5.5%, 7/01/2029	50,000	59,120
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “CC”, AGM, 5.25%, 7/01/2032	45,000	52,899
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “CC”, AGM, 5.25%, 7/01/2033	135,000	159,146
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “CC”, AGM, 5.25%, 7/01/2036	185,000	218,988
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “D”, AGM, 5%, 7/01/2032	300,000	310,098
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “J”, NATL, 5%, 7/01/2029	20,000	20,019
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, AAC, 5.25%, 7/01/2038	990,000	1,083,832
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, ASSD GTY, 5.25%, 7/01/2041	210,000	252,260
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, NATL, 5.25%, 7/01/2035	165,000	175,717
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AAC, 5.25%, 7/01/2030	65,000	71,943
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AAC, 5.25%, 7/01/2031	115,000	127,597
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, ASSD GTY, 5.25%, 7/01/2034	240,000	283,486
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, ASSD GTY, 5.25%, 7/01/2036	415,000	491,169
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, NATL, 5.25%, 7/01/2033	145,000	155,686
Commonwealth of Puerto Rico, “A”, NATL, 5.5%, 7/01/2020	440,000	459,347
Commonwealth of Puerto Rico, “A”, NATL, 5.5%, 7/01/2021	45,000	47,547
Commonwealth of Puerto Rico, Public Improvement, “A”, AGM, 5%, 7/01/2035	440,000	477,501
Commonwealth of Puerto Rico, Public Improvement, “A-4”, AGM, 5.25%, 7/01/2030	65,000	68,076
Commonwealth of Puerto Rico, Public Improvement, “C”, AGM, 5.25%, 7/01/2027	25,000	26,146
Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Rev., “A”, AAC, 5%, 7/01/2031	375,000	375,206
Puerto Rico Electric Power Authority Rev., “NN”, NATL, 5.25%, 7/01/2022	115,000	121,587
Puerto Rico Electric Power Authority Rev., “NN”, NATL, 4.75%, 7/01/2033	20,000	20,001
Puerto Rico Electric Power Authority Rev., “PP”, NATL, 5%, 7/01/2022	45,000	45,279
Puerto Rico Electric Power Authority Rev., “SS”, NATL, 5%, 7/01/2019	530,000	532,104
Puerto Rico Electric Power Authority Rev., “UU”, AGM, 5%, 7/01/2022	30,000	31,238
Puerto Rico Electric Power Authority Rev., “UU”, NATL, 5%, 7/01/2019	50,000	50,886
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2025	25,000	26,848
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2029	125,000	135,209
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2030	200,000	216,104
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2032	30,000	32,263
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (Cogeneration Facilities - AES Puerto Rico Project), 6.625%, 6/01/2026	320,000	307,200
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Educational Facilities Rev. (University Plaza Project), NATL, 5%, 7/01/2033	230,000	230,329
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 4%, 4/01/2020	10,000	9,839
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/2021	40,000	39,947
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 12/01/2021	25,000	24,942
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/2022	50,000	49,375
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 3/01/2026	10,000	9,625
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/2027	155,000	148,413
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.5%, 12/01/2031	55,000	52,594
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.125%, 4/01/2032	55,000	50,463
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 3/01/2036	55,000	48,950

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Puerto Rico - continued
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 4/01/2042	$45,000	$ 40,388
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2023	220,000	238,117
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2024	140,000	152,923
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2027	400,000	444,828
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2028	60,000	67,143
Puerto Rico Municipal Finance Agency, “A”, AGM, 5%, 8/01/2027	15,000	15,624
Puerto Rico Public Buildings Authority Government Facilities Rev., “M-3”, NATL, 6%, 7/01/2027	125,000	128,950
Puerto Rico Public Buildings Authority Government Facilities Rev., “M-3”, NATL, 6%, 7/01/2028	25,000	25,733
Puerto Rico Public Buildings Authority Rev., “M-2”, AAC, 10%, 7/01/2035	315,000	333,954
Puerto Rico Public Buildings Authority Rev., Guaranteed (Government Facilities), “I”, ASSD GTY, 5%, 7/01/2036	35,000	36,068
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, AAC, 0%, 8/01/2054	555,000	86,336
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2042	350,000	102,585
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2045	95,000	23,871
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2046	1,940,000	463,078
University of Puerto Rico Rev., “P”, NATL, 5%, 6/01/2025	30,000	30,100
		$ 9,444,438
Rhode Island - 0.9%
Rhode Island Health & Educational Building Corp. Rev., Hospital Financing (Lifespan Obligated Group), “A”, ASSD GTY, 7%, 5/15/2039 (Prerefunded 5/15/2019)	$855,000	$ 886,549
South Carolina - 2.3%
Columbia, SC, Waterworks and Sewer System Rev., 5%, 2/01/2038	$1,000,000	$ 1,097,090
South Carolina Public Service Authority Rev., “A”, 5.125%, 12/01/2043	215,000	227,986
South Carolina Public Service Authority Rev., “B”, 5.125%, 12/01/2043	515,000	546,106
South Carolina Public Service Authority Rev., “C”, 5%, 12/01/2036	260,000	270,455
		$ 2,141,637
Tennessee - 5.0%
Chattanooga, TN, Health Educational & Housing Facility Board Rev. (Catholic Health Initiatives), “A”, 5.25%, 1/01/2045	$820,000	$ 876,375
Clarksville, TN, Water, Sewer & Gas Rev., 5%, 2/01/2038 (Prerefunded 2/01/2023)	1,000,000	1,123,640
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health System, Inc.), 5%, 4/01/2030	50,000	55,277
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health System, Inc.), 5%, 4/01/2036	35,000	37,861
Metropolitan Government of Nashville & Davidson County, TN, Electric Rev., “A”, 5%, 5/15/2036	1,000,000	1,073,920
Metropolitan Government of Nashville & Davidson County, TN, Health & Educational Facilities Board Rev. (Vanderbilt University Medical Center), “A”, 5%, 7/01/2040	120,000	132,478
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2022	205,000	226,439
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2023	300,000	336,822
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2026	610,000	704,977
Tennessee Energy Acquisition Corp., Gas Rev., “C”, 5%, 2/01/2025	185,000	208,249
		$ 4,776,038
Texas - 12.3%
Central Texas Regional Mobility Authority Senior Lien Rev., “A”, 5%, 1/01/2045	$100,000	$ 108,775
Clifton, TX, Higher Education Finance Corp. Rev. (Idea Public Schools), 5%, 8/15/2042	330,000	346,840
Clifton, TX, Higher Education Finance Corp. Rev. (Uplift Education), “A”, 6.125%, 12/01/2040 (Prerefunded 12/01/2020)	100,000	109,191
Clifton, TX, Higher Education Finance Corp. Rev. (Uplift Education), “A”, 6.25%, 12/01/2045 (Prerefunded 12/01/2020)	70,000	76,625
Conroe, TX, Independent School District, Unlimited Tax School Building and Refunding, PSF, 5%, 2/15/2039	155,000	173,019
Dallas and Fort Worth, TX, International Airport Rev., “A”, 5%, 11/01/2038	335,000	353,036
Dallas, TX, Civic Center Convention Complex Rev., ASSD GTY, 5.25%, 8/15/2034	465,000	479,108
Fort Worth, TX, Independent School District, Unlimited Tax School Building, PSF, 5%, 2/15/2039	315,000	349,429
Gulf Coast, TX, Industrial Development Authority Rev. (CITGO Petroleum Corp.), 8%, 4/01/2028	250,000	252,222
Harris County, TX, Cultural Education Facilities Finance Corp., Medical Facilities Rev. (Baylor College of Medicine), “D”, 5.625%, 11/15/2032 (Prerefunded 11/15/2018)	490,000	493,915
Harris County-Houston, TX, Sports Authority Rev., “C”, 5%, 11/15/2031	90,000	98,927
Harris County-Houston, TX, Sports Authority Rev., “C”, 5%, 11/15/2032	20,000	21,949

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - continued
Harris County-Houston, TX, Sports Authority Rev., “C”, 5%, 11/15/2033	$40,000	$ 43,756
Harris County-Houston, TX, Sports Authority Rev., Capital Appreciation, “A”, AGM, 0%, 11/15/2041	70,000	25,477
Harris County-Houston, TX, Sports Authority Rev., Capital Appreciation, “A”, AGM, 0%, 11/15/2046	175,000	49,178
Houston, TX, Airport System Rev., “B”, 5%, 7/01/2026	160,000	172,691
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal Improvement Projects), “B-1”, 5%, 7/15/2030	100,000	108,630
Houston, TX, Airport System Rev., Subordinate Lien, “A”, 5%, 7/01/2031	140,000	151,403
Houston, TX, Industrial Development Corp. (United Parcel Service, Inc.), 6%, 3/01/2023	205,000	205,392
La Vernia, TX, Higher Education Finance Corp. Rev. (KIPP, Inc.), “A”, 6.25%, 8/15/2039 (Prerefunded 8/15/2019)	150,000	156,235
La Vernia, TX, Higher Education Finance Corp. Rev. (Lifeschool of Dallas), “A”, 7.5%, 8/15/2041 (Prerefunded 8/15/2019)	385,000	405,305
Matagorda County, TX, Navigation District 1 (Houston Lighting), AAC, 5.125%, 11/01/2028	2,000,000	2,318,320
New Hope, TX, Cultural Education Facilities Finance Corp., Senior Living Rev. (Cardinal Bay, Inc. - Village on the Park/Carriage Inn Project), “A-1”, 5%, 7/01/2031	15,000	16,560
New Hope, TX, Cultural Education Facilities Finance Corp., Senior Living Rev. (Cardinal Bay, Inc. - Village on the Park/Carriage Inn Project), “A-1”, 4%, 7/01/2036	80,000	80,962
New Hope, TX, Cultural Education Facilities Finance Corp., Senior Living Rev. (Cardinal Bay, Inc. - Village on the Park/Carriage Inn Project), “A-1”, 5%, 7/01/2046	160,000	172,992
New Hope, TX, Cultural Education Facilities Finance Corp., Senior Living Rev. (Cardinal Bay, Inc. - Village on the Park/Carriage Inn Project), “A-1”, 5%, 7/01/2051	160,000	172,430
New Hope, TX, Cultural Education Facilities Finance Corp., Senior Living Rev. (Cardinal Bay, Inc. - Village on the Park/Carriage Inn Project), “B”, 4%, 7/01/2031	25,000	25,284
New Hope, TX, Cultural Education Facilities Finance Corp., Senior Living Rev. (Cardinal Bay, Inc. - Village on the Park/Carriage Inn Project), “B”, 4.25%, 7/01/2036	35,000	35,628
New Hope, TX, Cultural Education Facilities Finance Corp., Senior Living Rev. (Cardinal Bay, Inc. - Village on the Park/Carriage Inn Project), “B”, 5%, 7/01/2046	100,000	105,622
New Hope, TX, Cultural Education Facilities Finance Corp., Senior Living Rev. (Cardinal Bay, Inc. - Village on the Park/Carriage Inn Project), “B”, 4.75%, 7/01/2051	90,000	93,266
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Rev. (CHF - Collegiate Housing Stephenville III, L.L.C. - Tarleton State University Project), 5%, 4/01/2030	25,000	27,123
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Rev. (CHF - Collegiate Housing Stephenville III, L.L.C. - Tarleton State University Project), 5%, 4/01/2035	30,000	32,093
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Rev. (CHF - Collegiate Housing Stephenville III, L.L.C. - Tarleton State University Project), 5%, 4/01/2047	65,000	68,761
Newark, TX, Higher Education Finance Corp. Rev. (Austin Achieve Public Schools, Inc.), 5%, 6/15/2033	5,000	5,101
Newark, TX, Higher Education Finance Corp. Rev. (Austin Achieve Public Schools, Inc.), 5%, 6/15/2048	5,000	5,063
North Texas Education Finance Corp., Education Rev. (Uplift Education), “A”, 5.125%, 12/01/2042	150,000	157,498
North Texas Tollway Authority Rev., 6%, 1/01/2038 (Prerefunded 1/01/2021)	620,000	678,795
North Texas Tollway Authority Rev. (Special Projects System), “D”, 5%, 9/01/2031 (Prerefunded 9/01/2021)	1,000,000	1,088,140
Red River, TX, Education Finance Corp., Higher Education Rev. (Houston Baptist University Project), 5.5%, 10/01/2046	160,000	177,578
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Air Force Village Obligated Group Project), 6.125%, 11/15/2029 (Prerefunded 11/15/2019)	40,000	42,029
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Air Force Village Obligated Group Project), 6.375%, 11/15/2044 (Prerefunded 11/15/2019)	315,000	331,906
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Barton Creek Senior Living Center, Inc., Querencia Project), 5%, 11/15/2035	60,000	62,572
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Barton Creek Senior Living Center, Inc., Querencia Project), 5%, 11/15/2040	70,000	72,869
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Stayton at Museum Way), 8.25%, 11/15/2044	500,000	491,165
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Trinity Terrace Project), “A-1”, 5%, 10/01/2044	60,000	63,703
Texas Gas Acquisition & Supply Corp III., Gas Supply Rev., 5%, 12/15/2031	135,000	145,476
Texas Private Activity Surface Transportation Corp. Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 7%, 12/31/2038	115,000	135,409
Texas Private Activity Surface Transportation Corp. Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 6.75%, 6/30/2043	95,000	110,342
Waco Education Finance Corp. Rev. (Baylor University), 5%, 3/01/2043	675,000	725,659
		$ 11,623,449

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Virginia - 0.5%
Embrey Mill Community Development Authority, VA, Special Assessment Rev., 7.25%, 3/01/2043	$165,000	$ 178,249
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 5.5%, 1/01/2042	275,000	297,242
		$ 475,491
Washington - 0.2%
Washington Higher Education Facilities Authority Rev. (Whitworth University), 5.875%, 10/01/2034 (Prerefunded 10/01/2019)	$225,000	$ 234,691
West Virginia - 0.4%
Monongalia County, WV, Building Commission Improvement Rev. (Monongalia Health System Obligated Group), 5%, 7/01/2029	$30,000	$ 33,246
Monongalia County, WV, Building Commission Improvement Rev. (Monongalia Health System Obligated Group), 5%, 7/01/2030	85,000	93,868
West Virginia Hospital Finance Authority Hospital Rev. (Thomas Health System), 6.5%, 10/01/2038	285,000	253,146
		$ 380,260
Wisconsin - 0.9%
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Health Care, Inc.), “A”, 5%, 7/15/2026	$185,000	$ 201,001
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Health Care, Inc.), “A”, 5%, 7/15/2028	55,000	59,757
Wisconsin Public Finance Authority Rev. (Denver International Airport Great Hall Project), 5%, 9/30/2037	165,000	181,795
Wisconsin Public Finance Authority Senior Living Refunding Bonds Rev. (Mary's Woods at Marylhurst Project), “A”, 5.25%, 5/15/2037	25,000	27,279
Wisconsin Public Finance Authority Senior Living Refunding Bonds Rev. (Mary's Woods at Marylhurst Project), “A”, 5.25%, 5/15/2042	10,000	10,874
Wisconsin Public Finance Authority Senior Living Refunding Bonds Rev. (Mary's Woods at Marylhurst Project), “A”, 5.25%, 5/15/2047	100,000	108,437
Wisconsin Public Finance Authority Senior Living Refunding Bonds Rev. (Mary's Woods at Marylhurst Project), “A”, 5.25%, 5/15/2052	15,000	16,219
Wisconsin Public Finance Authority, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), “B”, 5%, 7/01/2022	70,000	74,123
Wisconsin Public Finance Authority, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), “B”, 5.25%, 7/01/2028	95,000	102,162
Wisconsin Public Finance Authority, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), “B”, 5%, 7/01/2042	60,000	63,235
		$ 844,882
Total Municipal Bonds		$147,270,585

Other Assets, Less Liabilities - (4.1)%		(3,878,295)
Variable Rate Municipal Term Preferred Shares (VMTPS), at liquidation value of $48,750,000 net of unamortized debt issuance costs of $11,074 (issued by the fund) - (51.5)%		(48,738,926)
Net assets applicable to common shares - 100.0%		$ 94,653,364
(a)	Non-income producing security.
(d)	In default.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $693,733, representing 0.7% of net assets applicable to common shares.
(u)	Underlying security deposited into special purpose trust upon creation of self-deposited inverse floaters.
The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
ASSD GTY	Assured Guaranty Insurance Co.
BAM	Build America Mutual
BHAC	Berkshire Hathaway Assurance Corp.
CALHF	California Health Facility Construction Loan Insurance Program
COP	Certificate of Participation
FHLMC	Federal Home Loan Mortgage Corp.
GNMA	Government National Mortgage Assn.
LOC	Letter of Credit
NATL	National Public Finance Guarantee Corp.
PSF	Permanent School Fund
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
8/31/18 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of August 31, 2018 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$147,270,585	$—	$147,270,585
For further information regarding security characteristics, see the Portfolio of Investments.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)

There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto as EX-99.CERT.

Notice

A copy of the Agreement and Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS INVESTMENT GRADE MUNICIPAL TRUST

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President

Date: October 16, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President (Principal Executive Officer)

Date: October 16, 2018

By (Signature and Title)*	JAMES O. YOST
James O. Yost, Treasurer (Principal Financial Officer and Accounting Officer)

Date: October 16, 2018

*	Print name and title of each signing officer under his or her signature.